Note 3 - Convertible Notes Payable (Details Textual) $ / shares in Units, $ in Thousands				3 Months Ended		7 Months Ended		12 Months Ended
	Mar. 28, 2025	Jan. 26, 2024 shares	Sep. 09, 2023 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($) yr	Mar. 31, 2024 USD ($) yr	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 USD ($) yr	Dec. 31, 2023 $ / shares
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares										$ 0.02
Proceeds from Convertible Debt								$ 0	$ 2,000
Conversion of Convertible Notes to Common Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares		16,750						33,250
Bridge Financing Warrants in Connection with Convertible Notes [Member[
Warrants and Rights Outstanding, Term (Year)			5 years
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares) | shares			0.0125
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares			$ 20
Class of Warrant or Right, Lock-up Agreement Term of Underlying Shares (Day)			180 days
Class of Warrant or Right, Percentage of Outstanding Stock			25.00%
Warrants and Rights Outstanding						$ 600	$ 600		$ 600
Bridge Financing Warrants in Connection with Convertible Notes [Member[ | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input						1.0188	1.0188		1.0188
Bridge Financing Warrants in Connection with Convertible Notes [Member[ | Measurement Input, Expected Term [Member]
Warrants and Rights Outstanding, Measurement Input | yr						5	5		5
Bridge Financing Warrants in Connection with Convertible Notes [Member[ | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input						0.044	0.044		0.044
Bridge Financing Warrants in Connection with Convertible Notes [Member[ | Measurement Input, Discount Rate [Member]
Warrants and Rights Outstanding, Measurement Input						0.20	0.20		0.20
Bridge Financing Warrants in Connection with Convertible Notes [Member[ | Measurement Input, Discount for Lack of Marketability [Member]
Warrants and Rights Outstanding, Measurement Input										0.1577
The Notes [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares			$ 40
Debt Instrument, Convertible, Maximum Beneficial Ownership, Percentage		4.99%	4.99%
Proceeds from Convertible Debt						$ 2,000	$ 2,000
Interest Expense, Debt				$ 0	$ 100
The Notes [Member] | Maximum [Member]
Debt Instrument, Face Amount			$ 2,000
Interest Expense, Debt								$ 200
Convertible Debt with 4.99% Beneficial Ownership Limitation [Member]
Convertible Notes Payable								$ 1,300
Debt Instrument, Convertible, Number of Equity Instruments	33,250							33,250
Debt Instrument, Interest Rate, Effective Percentage				15.30%				15.30%